[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


April 30, 2010


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

     Re:  Van Kampen Focus Portfolios, Municipal Series 413

          File No. 333-102333  CIK #1177345

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on April 27, 2010.


Very truly yours,

/s/ John F. Tierney

John F. Tierney
Executive Director,
Van Kampen Funds Inc.